Deferred income	12 Months Ended
Mar. 31, 2023
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred income [text block]
21.	Deferred income

	March 31, 202 3	March 31, 202 2
Contract liabilities
C urrent	1,972,483	1,792,342
N on - current	2,323,958	1,797,611

	4,296,441	3,589,953